Provision for decommissioning costs (Details 2) $ in Millions	Dec. 31, 2024 USD ($)
Provision For Decommissioning Costs
Provision for decommissioning costs, 2025	$ 1,696
Provision for decommissioning costs, 2026	2,593
Provision for decommissioning costs, 2027	2,153
Provision for decommissioning costs, 2028	2,340
Provision for decommissioning costs, 2029	1,724
Provision for decommissioning costs, 2030 onwards	15,697
Provision for decommissioning costs	$ 26,203